Intangible Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets and Liabilities [Abstract]
Intangible Assets and Liabilities

	December 31,
	2012			2011
	Carrying Amount	Accumulated Amortization	Total	Carrying Amount	Accumulated Amortization	Total
Amortizable Intangible Assets
Management contract	$874	$(645)	$229	$874	$(531)	$343
Franchise agreement	2,240	(1,157)	1,083	2,240	(952)	1,288
	3,114	(1,802)	1,312	3,114	(1,483)	1,631
Lease intangibles:
In-place lease	361,242	(101,122)	260,120	366,886	(58,705)	308,181
Tenant relationship	33,615	(7,544)	26,071	33,622	(6,192)	27,430
Above-market rent	195,985	(46,688)	149,297	202,693	(25,767)	176,926
Below-market ground lease	6,752	(460)	6,292	6,611	(378)	6,233
	597,594	(155,814)	441,780	609,812	(91,042)	518,770
Total intangible assets	$600,708	$(157,616)	$443,092	$612,926	$(92,525)	$520,401

Amortizable Below-Market Rent Intangible Liabilities
Below-market rent	$(65,148)	$13,001	$(52,147)	$(65,812)	$9,400	$(56,412)
Total intangible liabilities	$(65,148)	$13,001	$(52,147)	$(65,812)	$9,400	$(56,412)

Scheduled Net Annual Amortization of Intangibles

Years Ending December 31,	Total
2013	$52,714
2014	46,762
2015	42,236
2016	38,907
2017	35,426
Thereafter	174,900
$390,945